Operating income (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Disclosure of breakdown of operating income	Operating income is composed as below:

(amounts in thousands of euros)
OPERATING INCOME	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE THREE MONTHS ENDED JUNE 30, 2026	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
Research tax credit ("CIR")	1,047	976	2,017	2,115
Depositary service fees	46	225	70	430
Total operating income	1,093	1,201	2,087	2,545